Gain (loss) on financial instruments, net (Tables)	12 Months Ended
Dec. 31, 2025
Gains (losses) on financial instruments [abstract]
Schedule of Gain or Loss on Financial Instrument Recognized in the Consolidated Statements of Profit or Loss
The amounts that were recognized in the consolidated statement of profit or loss related to the results of financial instruments are detailed below:

	December 31,
	2025	2024	2023
Realized gain (loss) on sale of financial instruments
Loans
At amortized cost	105	—	24
At fair value through profit and loss	1,777	251	—
At fair value through other comprehensive income	765	69	—
Investment Securities
At amortized cost	(541)	—	(3,882)
At fair value through profit and loss	(220)	63	2,325
At fair value through other comprehensive income	2,392	—	—
Trading derivatives
Realized gain on trading derivatives	3	—	—
Other financial instruments
Gain (loss) on derivative financial instruments and foreign currency exchange, net	2,393	(455)	1,501
Total realized gain (loss) on financial instruments	6,674	(72)	(32)

Unrealized gain (loss) on financial instruments
Trading derivatives	1,134	—	—
Other trading financial instruments	423	(411)	(13)
Total unrealized gain (loss) on financial instruments	1,557	(411)	(13)

Total gain (loss) on financial instruments, net	8,231	(483)	(45)